Notes Receivable (Details Narrative) - USD ($)				3 Months Ended	12 Months Ended
	Aug. 22, 2022	May 14, 2021	Feb. 21, 2021	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jun. 01, 2022
Financing Receivable, Modified [Line Items]
Note receivable principal			$ 206,000	$ 205,000
Debt stated percentage			6.50%				12.50%
Maturity date	Aug. 19, 2023		Aug. 19, 2022
Debt principal and interest				205,000	$ 206,000
Notes receivable current					205,000
Notes and loans receivable					190,000	$ 5,081,000
Debt face amount				$ 11,008,000	9,529,000
Promissory Note One [Member]
Financing Receivable, Modified [Line Items]
Note receivable principal			$ 206,000		206,000
Debt stated percentage			6.50%
Maturity date	Aug. 19, 2023		Aug. 19, 2022
Debt principal and interest					206,000	197,000
Notes receivable current					16,000
Notes and loans receivable					190,000
Promissory Note Two [Member]
Financing Receivable, Modified [Line Items]
Debt stated percentage		6.50%
Maturity date		May 14, 2023
Notes and loans receivable					$ 0	$ 5,081,000
Debt face amount		$ 5,000,000
Promissory Note Two [Member] | Maximum [Member]
Financing Receivable, Modified [Line Items]
Debt stated percentage		18.00%					100.00%